Fees Summary	Mar. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 548,000.00
Previously Paid Amount	0.00
Total Fee Amount	75.68
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 75.68
Narrative - Max Aggregate Offering Price	$ 548,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true